CONDENSED CONSOLIDATED STATEMENT OF OPERATIONS - USD ($)	3 Months Ended					6 Months Ended		9 Months Ended
	Sep. 30, 2021	Jun. 30, 2021	Mar. 31, 2021	Sep. 30, 2020	Jun. 30, 2020	Jun. 30, 2021	Sep. 30, 2020	Sep. 30, 2021	Dec. 31, 2020	Dec. 31, 2020
Operating costs	$ 2,634,162			$ 111,494			$ 116,228	$ 4,773,008		$ 1,125,460
Loss from operations	(2,634,162)			(111,494)			(116,228)	(4,773,008)		(1,125,460)
Other income:
Change in fair value of warrant liability	24,916,621			2,500,000			2,500,000	14,433,236		(7,487,000)
Transaction costs - warrants				(667,259)			(667,259)
Offering costs allocated to warrant liability								(667,259)		(667,259)
Interest earned on marketable securities held in Trust Account	5,802			36,426			36,426	61,010		91,362
Total other income, net	24,922,423			1,869,167			1,869,167	14,494,246		8,062,897
Net income	$ 22,288,261	$ (1,042,594)	$ (11,524,429)	$ 1,757,673	$ (4,734)		$ 1,752,939	$ 9,721,238	$ (33,171,194)	$ (9,188,357)
Class A common stock
Other income:
Basic weighted average ordinary shares outstanding	23,000,000	23,000,000	23,000,000	15,500,000		23,000,000	11,408,000	23,000,000		16,353,211
Basic Net income per share	$ 0.78	$ (0.04)	$ (0.40)	$ 0.08		$ (0.44)	$ 0.10	$ 0.34		$ (0.42)
Diluted weighted average ordinary shares outstanding	23,000,000	23,000,000	23,000,000	15,500,000		23,000,000	11,408,000	23,000,000		16,353,211
Diluted net income per share	$ 0.78	$ (0.04)	$ (0.40)	$ 0.08		$ (0.44)	$ 0.10	$ 0.34		$ (0.42)
Class B common stock
Other income:
Basic weighted average ordinary shares outstanding	5,750,000	5,750,000	5,750,000	5,505,435		5,750,000	5,372,000	5,750,000		5,529,817
Basic Net income per share	$ 0.78	$ (0.04)	$ (0.40)	$ 0.08		$ (0.44)	$ 0.10	$ 0.34		$ (0.42)
Diluted weighted average ordinary shares outstanding	5,750,000.00	5,750,000	5,750,000	5,505,435		5,750,000	5,372,000	5,750,000		5,529,817
Diluted net income per share	$ 0.78	$ (0.04)	$ (0.40)	$ 0.08		$ (0.44)	$ 0.10	$ 0.34		$ (0.42)